Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011
Schedule Of Inventory [Line Items]
Percentage of LIFO Inventory	46.00%	46.00%
Raw materials	$ 13,363	$ 15,633
Work in process	12,578	11,723
Finished goods	2,531	1,609
Subtotal	28,472	28,965
Reserve for LIFO cost valuation	(7,365)	(7,436)
Inventories	$ 21,107	$ 21,529